Note 8 - Prepaid Expense Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Prepaid expenses	$81,841	$-
Other receivables	32,012	126,394
Total	$113,853	$126,394

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expense included prepayments for insurance and advertising.